UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited)

June 30, 2019

Private Equity Investments [a,i] (91.83%)	Geographic	Original
Direct Investments/Co-Investments (2.39%)	Region [b]	Acquisition Date	Fair Value
AAA Partners, Inc. [g]	North America	06/21/2019	$2,700,867
Roark Capital Partners II Sidecar, L.P. [g]	North America	10/18/2018	717,032
Total Co-Investments (2.39%)			3,417,899

Primary Investments (0.84%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P. [g]	Europe	04/11/2019	-
Hellman & Friedman Capital Partners IX (Parallel), L.P. [g]	North America	09/28/2018	(10,072)
Roark Capital Partners V (TE) L.P.	North America	04/30/2018	1,212,956
Total Primary Investments (0.84%)			1,202,884

Seasoned Primary Investments (8.87%)
Aerospace, Transportation and Logistics Fund II LP [g]	North America	03/31/2019	1,372,357
Avista Capital Partners (Offshore) IV, L.P. [g]	North America	12/01/2017	521,400
Gryphon Partners IV, L.P. [c,d]	North America	06/24/2016	7,542,695
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	2,029,758
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	1,221,117
Total Seasoned Primary Investments (8.87%)			12,687,327

Secondary Investments (79.73%)
ABRY Partners V, L.P.	North America	12/31/2018	72,311
Advent International GPE VII-B Limited Partnership [g]	North America	06/30/2015	2,123,927
Altor 2003 Fund (No. 1) LP [g]	Europe	12/31/2018	11,278
AP VIII Private Investors, LLC [g]	Europe	06/28/2019	3,546,338
AP VIII Private Investors Offshore (USD), L.P.	Europe	06/30/2017	176,693
Apax Europe VI - A, L.P. [g]	Europe	12/30/2016	566,810
Apollo Investment Fund VI, L.P. [g]	North America	12/31/2018	69,670
Apollo Investment Fund VII, L.P.	North America	09/29/2017	245,098
Audax Mezzanine Fund II, L.P. [g]	North America	09/30/2015	885
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	2,142,198
Audax Private Equity Fund, L.P. [g]	North America	12/31/2018	3,539
Audax Private Equity Fund II, L.P. [g]	North America	12/31/2018	127,669
Audax Private Equity Fund III, L.P. [g]	North America	09/30/2015	504,836
Audax Private Equity Fund IV, L.P.	North America	09/29/2017	231,849
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	494,299
Bain Capital Asia Fund, L.P. [g]	North America	12/30/2015	45,801
Bain Capital Distressed and Special Situations 2013 E, L.P. [g]	North America	06/30/2015	291,994
Bain Capital Europe Fund III, L.P. [g]	North America	12/30/2016	389,693
Bain Capital Fund VII, L.P.	North America	12/29/2017	5,159,690
Bain Capital Fund VIII, L.P. [g]	North America	12/30/2015	29,700
Bain Capital Fund VIII-E, L.P. [g]	North America	12/31/2018	3,542
Bain Capital Fund IX, L.P. [g]	North America	12/31/2018	596,361
Bain Capital Fund X, L.P.	North America	12/30/2015	3,276,700
Bain Capital VII Coinvestment Fund, L.P.	North America	12/29/2017	73,742
Bain Capital VIII Coinvestment Fund, L.P. [g]	North America	12/31/2018	5,076
Bain Capital IX Coinvestment Fund, L.P. [g]	North America	12/31/2018	116,843
Bain Capital X Coinvestment Fund, L.P. [g]	North America	12/31/2018	1,623
BCP V-S L.P. [g]	North America	09/29/2017	52,264
Berkshire Fund VI, Limited Partnership [g]	North America	12/31/2018	2,920,885
Berkshire Fund VII, L.P. [g]	North America	12/31/2018	1,425,389
Blackstone Capital Partners V L.P.	North America	09/29/2017	325,888
Carlyle Partners IV, L.P.	North America	12/31/2018	32,583
CDRF8 Private Investors, LLC [g]	North America	06/30/2017	184,827
Cerberus Institutional Partners, L.P. - Series Three	North America	12/30/2016	38,224
Cerberus Institutional Partners, L.P. - Series Four	North America	12/30/2016	791,850
CHP III, L.P. [g]	North America	09/29/2017	314,082
Clyde Blowers Capital Fund III LP [g]	Europe	06/30/2015	216,117
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	376,141
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	2,108,927
DCM IV, L.P. [g]	North America	06/30/2015	227,268
DCM V, L.P. [g]	North America	06/30/2015	391,373
DCM VI, L.P. [g]	North America	06/30/2015	1,226,825
Francisco Partners, L.P. [g]	North America	12/31/2018	11,756
Francisco Partners II, L.P. [g]	North America	12/31/2018	219,474
GESD Investors II, L.P. [g]	North America	09/29/2017	883,587
Green Equity Investors V, L.P.	North America	09/29/2017	3,938,858
Gridiron Energy Feeder I, L.P. [g]	North America	05/10/2017	2,511,268
GSO Capital Opportunities Overseas Fund L.P. [g]	North America	12/30/2015	47,469
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	123,028
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	509,175
H.I.G. Capital Partners IV, L.P. [g]	North America	12/31/2018	1,306,106
Harvest Partners V, L.P. [g]	North America	12/29/2017	68,252

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2019

Private Equity Investments [a,i] (91.83%) (continued)	Geographic	Original
Secondary Investments (79.73%) (continued)	Region [b]	Acquisition Date	Fair Value
HgCapital 5 L.P. [g]	Europe	12/31/2018	$94,888
Hellman & Friedman Capital Partners VI, L.P.	North America	03/31/2019	367,594
Hellman & Friedman Capital Partners VII (Parallel), L.P. [c,e,g]	North America	06/28/2019	10,145,597
Insight Equity I LP [g]	North America	12/31/2018	42,955
Insight Equity II LP [g]	North America	12/31/2018	1,190,352
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	955,617
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	268,252
Insight Venture Partners V, L.P. [g]	North America	06/30/2015	232,226
Insight Venture Partners VI, L.P. [g]	North America	06/30/2015	796,452
Insight Venture Partners VII, L.P.	North America	06/30/2015	3,230,491
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,847,994
J.W. Childs Equity Partners III, L.P. [g]	North America	12/31/2018	241
JMI Equity Fund VI, L.P. [g]	North America	09/29/2017	21,324
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	1,348,686
KKR 2006 Fund L.P.	North America	09/29/2017	392,089
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	532,307
KPS Special Situations Fund III, L.P.	North America	09/29/2017	434,447
KPS Special Situations Fund III, L.P. (Supplemental - Feeder), Ltd.	North America	09/29/2017	620,645
Littlejohn Fund III, L.P. [g]	North America	12/31/2018	42,254
Littlejohn Fund IV, L.P.	North America	12/30/2015	818,686
Madison International Real Estate Liquidity Fund V [g]	North America	06/30/2015	39,133
Merchant Banking Partners IV, L.P.	North America	09/29/2017	27,841
Montreux Equity Partners IV, L.P. [g]	North America	09/29/2017	403,557
MPE Partners II, L.P. [g]	North America	06/28/2019	1,222,788
New Enterprise Associates 12, Limited Partnership [g]	North America	09/29/2017	69,807
New Mountain Partners III, L.P.	North America	09/29/2017	735,293
NewView Capital Fund I, L.P. [g]	North America	10/31/2018	4,813,004
Oaktree Private Investment Fund 2010, L.P. [g]	North America	06/30/2015	84,958
Oak Investment Partners XII, Limited Partnership [g]	North America	03/31/2019	397,966
Paladin III (HR), L.P. [g]	North America	09/29/2017	669,799
Parthenon Investors II, L.P. [g]	North America	12/31/2018	158,036
Parthenon Investors III, L.P. [g]	North America	12/31/2018	1,232,617
Perry Partners International, Inc. [g]	North America	12/30/2015	7,429
Platinum Equity Capital Partners II, L.P. [g]	North America	09/29/2017	104,283
Providence Equity Partners IV, L.P. [g]	North America	12/30/2016	14,026
Providence Equity Partners V, L.P. [g]	North America	12/30/2016	110,107
Providence Equity Partners VI, L.P.	North America	12/30/2016	4,952,592
Providence Equity Partners VII, L.P.	North America	09/29/2017	346,780
Providence TMT Special Situations Fund L.P. [g]	North America	12/31/2018	9,038
Roark Capital Partners II, LP [g]	North America	06/29/2018	971,091
Roark Capital Partners III LP	North America	06/29/2018	1,228,515
Roark Capital Partners IV LP [g]	North America	06/29/2018	857,493
Saw Mill Capital Partners, L.P. [g]	North America	09/29/2017	166,857
Silver Lake Partners II, L.P.	North America	12/30/2016	78,874
Silver Lake Partners III, L.P.	North America	12/31/2018	403,842
Sixth Cinven Fund (No. 4) Limited Partnership [g]	Europe	06/28/2019	1,283,179
SL SPV-2 L.P. [g]	North America	02/14/2019	547,811
Summit Partners Private Equity Fund VII-A, L.P. [g]	North America	12/31/2018	483,872
Summit Partners Venture Capital Fund II-A, L.P. [g]	North America	12/31/2018	107,472
Summit Ventures VI-A, L.P. [g]	North America	12/31/2018	970,272
Sun Capital Partners IV, LP [g]	North America	12/31/2018	232,844
Sun Capital Partners V, L.P.	North America	12/31/2018	444,954
TA X, L.P. [g]	North America	12/31/2018	91,858
TCW/Crescent Mezzanine Partners VB, L.P.	North America	12/30/2015	151,166
Tennenbaum Opportunities Fund V, LLC	North America	09/29/2017	352,965
The Veritas Capital Fund III, L.P.	North America	09/29/2017	115,954
The Veritas Capital Fund V, L.P. [c,f,g]	North America	06/28/2019	9,495,782
Thomas H. Lee Equity Fund VI, L.P.	North America	12/29/2017	201,023
Thomas H. Lee Equity Fund VI (2019), L.P. [g]	North America	05/30/2019	923,729
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. [g]	North America	06/29/2018	4,565,589
Thomas H. Lee Parallel Fund VI, L.P.	North America	09/28/2018	1,041,019
TPG Opportunities Partners III (B), L.P.	North America	06/30/2015	61,845
TPG Partners V, L.P.	North America	09/29/2017	195,791
TPG Partners VI, L.P.	North America	09/29/2017	2,059,090
TPG STAR, L.P. [g]	North America	09/29/2017	341,259
Vista Equity Partners Fund V, L.P. [g]	North America	09/28/2018	5,842,339
Warburg Pincus Private Equity VIII, L.P.	North America	12/31/2018	3,673
Waud Capital Partners QP II, L.P. [g]	North America	12/31/2018	83,080
Weston Presidio V, L.P. [g]	North America	12/31/2018	165,513
Wicks Communications & Media Partners III, L.P. [g]	North America	12/31/2018	205,929
Wind Point Partners VII-B, L.P.	North America	09/29/2017	41,247
Total Secondary Investments (79.73%)			114,057,859
Total Private Equity Investments (Cost $140,737,018) (91.83%)			$131,365,969

Pomona Investment Fund

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2019

Short-Term Investments (9.47%)
Money Market Fund	Fair Value
Fidelity Investments Money Market Government Portfolio - Class I, 2.24% [h]	$12,121,873
JP Morgan U.S. Government Money Market Fund, 2.02% [h]	1,429,900
Total Money Market Fund (9.47%)	$13,551,773

Total Short-Term Investments (Cost $13,551,773) (9.47%)	$13,551,773

Total Investments (Cost $154,288,791) (101.30%)	$144,917,742

Liabilities in Excess of Other Assets (-1.30%)	(1,864,541)

Shareholders' Capital (100.00%)	$143,053,201

[a]	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of June 30, 2019 was $140,737,018 and $131,365,969, respectively.

[b]	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.

[c]	This Private Equity Investment has no redemption provisions, was issued in a private placement transaction and is restricted to resale.

[d]	This Private Equity Investment invests in privately or publicly owned enterprises operating in a variety of industries.

[e]	This Private Equity Investment makes investments for long-term appreciation including, but not limited to, financial restructurings, leveraged buyouts and other investments in public and private companies.

[f]	This Private Equity Investment invests primarily in middle-market companies in select target industries.

[g]	Non-income producing.

[h]	The rate quoted is the annualized seven-day yield of the Money Market Fund at the period end.

[i]	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. As of June 30, 2019, the aggregate cost of each investment restricted to resale was: $2,445,599, $610,540, $0, $0, $1,100,943, $1,222,331, $486,517, $5,068,368, $1,773,352, $1,439,853, $49,188, $1,843,034, $15,435, $2,688,364, $201,672, $583,257, $207,218, $372,302, $120,111, $2,665,105, $2,154, $67,248, $2,557,094, $255,427, $488,996, $590,633, $109,624, $953,841, $5,910,925, $464,353, $10,142, $568,416, $4,095,048, $60,761, $7,961, $179,697, $7,737, $59,642, $6,066,247, $1,115,304, $493,954, $42,457, $334,354, $60,632, $688,460, $368,499, $1,790,739, $461,676, $2,684,789, $170,448, $1,309,767, $1,899,882, $5,095, $175,594, $442,396, $4,556,600, $1,989,450, $261,086, $203,487, $541,978, $1,681,707, $132,912, $79,100, $389,489, $9,337,880, $148,724, $922,446, $690,207, $300,450, $492,653, $1,715,464, $2,296,351, $2,769,191, $453, $17,177, $2,046,906, $391,645, $385,435, $553,109, $590,195, $22,025, $1,509,282, $44,743, $5,396, $352,648, $1,107,570, $138,116, $883,437, $3,990,974, $47,978, $247,421, $411,655, $225,909, $1,028,812, $105,492, $321,245, $19,151, $436,235, $5,877,149, $279,187, $5,693, $842,961, $1,041,368, $847,017, $749,377, $1,356,100, $964,046, $1,202,035, $496,102, $557,130, $77,683, $641,689, $238,215, $431,699, $52,067, $283,100, $304,115, $364,079, $7,779,024, $221,146, $845,810, $4,479,572, $726,754, $48,349, $348,058, $2,251,415, $573,289, $5,629,526, $29,979, $45,465, $100,545, $196,412, $65,497, respectively, totaling $140,737,018.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any general partner, manager or sponsor or any of their respective affiliates.

Pomona Investment Fund (the “Fund”), was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On August 3, 2017, in connection with the Fund’s revolving credit facility, Pomona Investment Fund LLC was organized as a Delaware limited liability company, and is a wholly owned subsidiary of the Fund. All inter-company accounts and transactions relating to Pomona Investment Fund LLC have therefore been eliminated.

The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Board has delegated direct and oversight responsibilities for making valuation determinations for investments held by the Fund to a valuation committee (the “Valuation Committee”), which draws on the resources and personnel of the Administrator and the Adviser in carrying out its responsibilities. The Board receives valuation reports from the Valuation Committee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

•	Secondary Investments refer to investments in existing investment funds that are typically acquired in privately negotiated transactions.

•	Primary Investments refer to investments in newly established private equity funds, which are made during a private equity fund’s initial fundraising period in the form of capital commitments that are then called down by the fund and utilized to finance its investments during a predefined period.

•	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

•	Direct Investment/Co-Investment refers to an investment in an operating company by the Fund, as opposed to an investment in an Investment Fund that, in turn, invests in operating companies.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity investments in which the Fund invests normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity investments are estimates and are determined by the Adviser in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity investment reported by its investment manager. If the Adviser determines that the most recent NAV reported by the investment manager of a Private Equity investment does not represent the fair value or if the investment manager of a Private Equity investment fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. This includes adjusting the NAV provided by an investment manager for other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

For investments that do not have readily determinable fair values and NAV cannot be used, such as Direct Investments/Co-Investments, the Fund will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
•	Discounted cash flow analysis, including a terminal value or exit multiple.
•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
•	Valuations implied by third-party investment in similar assets or issuers.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

-	Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by Pomona Management LLC (the “Administrator”). The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund would not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Direct Investments/Co-Investments	$-	$-	$2,700,867	$2,700,867
Short-Term Investments	$13,551,773	$-	$-	$13,551,773
Total	$13,551,773	$-	$2,700,867	$16,252,640

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy.

During the period ended June 30, 2019, the Fund did not have any significant transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance March 31, 2019	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Total realized gain/(loss)	Total unrealized appreciation /(depreciation)	Net purchases	Net sales	Balance as of June 30, 2019
-	-	-	-	$255,268	$2,445,599	-	$2,700,867

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019:

Fair Value June 30, 2019	Valuation Methodologies	Unobservable Input	Input Range
$2,700,867	Market comparable companies	Enterprise value to EBITDA multiple	9.3 x – 14.9 x

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its fiscal tax year end.

At June 30, 2019, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the period end were as follows:

Gross unrealized appreciation	$33,196,054
Gross unrealized depreciation	(10,347,763)
Net unrealized appreciation	$22,848,291
Cost of investments	$122,069,451

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	August 29, 2019

By (Signature and Title)*	/s/ Joel Kress
Joel Kress, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	August 29, 2019

*	Print the name and title of each signing officer under his or her signature.